ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure of objectives, policies and processes for managing capital [abstract]
Description of accounting policy for principles of consolidation explanatory [text block]

a) Principles of consolidation, business combinations and goodwill

(i) Subsidiaries

Subsidiaries are all entities (including structured entities) over which the Atento Group has control. The Atento Group controls an entity when the Atento Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is obtained by the Group, until the Group loses control of the entity.

Intercompany transactions, balances and unrealized gains on transactions between the Atento Group companies are eliminated on consolidation, except those arisen from exchange variations. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Atento Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statements of operations, statement of comprehensive income/(loss), statement of changes in equity and financial position, respectively.

Description of accounting policy for business combinations and goodwill [text block]

(ii) Business combinations and goodwill

The Atento Group applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the assets acquired, the liabilities assumed vis-à-vis the former owners of the acquire, and any equity instruments therein issued by the Atento Group. The consideration transferred includes the fair value of any asset or liability resulting from any contingent consideration.

Any contingent consideration to be transferred by the Atento Group is recognized at its fair value as of the acquisition date. Subsequent changes in the fair value of any contingent consideration deemed an asset or a liability are recognized in the statements of operations or as a change in other comprehensive income/(loss), in accordance with IAS 39, “Financial Instruments: Recognition and Measurement”. Contingent consideration classified as equity is not remeasured, and any subsequent settlement thereof is also recognized in equity. Costs related to the acquisition are recognized as expenses in the year in which they are incurred.

Identifiable assets acquired and identifiable liabilities and contingent liabilities assumed in a business combination are initially measured at fair value as of the acquisition date.

Goodwill is initially measured as any excess of the total consideration paid over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is greater than the aggregate consideration transferred, the difference is recognized in the statements of operations as a gain or bargain purchase. Goodwill acquired in a business combination is allocated to each cash-generating unit, or group of cash-generating units, that are expected to benefit from the synergies arising in the business combination. Goodwill is tested for impairment annually or whrenever if there are certain events or changes in circumstances indicating potential impairment. The carrying amount of the assets allocated to each cash-generating unit is then compared with its recoverable amount, which is the greater of its value in use or fair value less costs to sell. Any impairment loss is immediately taken to the statements of operations, and may not be reversed (see Note 3h).

Description of accounting policy for functional currency [text block]

b) Functional and presentation currency

Items included in the financial statements of each of the Atento Group’s entities are measured using the currency of the primary economic environment in which the entities operate (‘the functional currency’). The consolidated financial statements are presented in thousands of U.S. dollars, which is the presentation currency of the Atento Group.

Description of accounting policy for foreign currency translation [text block]

c) oreign currency translation

The results and financial position of all Atento Group entities whose functional currency is different from the presentation currency are translated into the presentation currency as follow:

• Statements of financial position assets and liabilities are translated at the exchange rate prevailing at the reporting date.

• Statements of operations items are translated at average exchange rates for the year (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions).

• Proceeds and payments shown on the statements of cash flows are translated at the average exchange rates for the period (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions.

• Retained earnings are translated at historical exchange rates.

• All resulting exchange differences are recognized in other comprehensive income/(loss).

Goodwill and fair value adjustments to net assets arising from the acquisition of a foreign company are considered to be assets and liabilities of the foreign company and are translated at yearend exchange rates. Exchange differences arising are recognized in other comprehensive income/(loss).

d) Foreign currency transactions

Transactions in foreign currency are translated into the functional currency using the exchange rates prevailing at the date of the transactions or valuation date, in the case of items being remeasured. Foreign exchange gains and losses resulting from the settlement of these transactions and from the translation at reporting date exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statements of operations, except when deferred in other comprehensive income/(loss).

All differences arising on non–trading activities are taken to other operating income/expense in the statements of operations, with the exception of the effective portion of the differences on cash flows and net investment hedge that are accounted for as an effective hedge against a net investment in a foreign entity. These differences are recognised in other comprehensive income/(loss) (OCI) until the hedge settlement and disposal of the net investment, at which time, they are recognised in the statements of operations. Tax charges and credits attributable to exchange differences on those monetary items are also recorded in OCI.

Non–monetary items that are measured at historical cost in a foreign currency are translated using the exchange rates as at the date of recognition.

Description of accounting policy for segment reporting [text block]

e) Segment information

Segment information is presented in accordance with management information reviewed by the Chief Operating Decision Maker (“CODM”). The CODM, responsible for allocating resources and assessing performance of operational segments, has been identified as the Chief Executive Officer (“CEO”) responsible for strategic decisions.

The CODM considers the business from a geographical perspective and analyzes it across three operational segments—EMEA, Americas and Brazil.

Description of accounting policy for intangible assets other than goodwill [text block]

f) Intangible assets

Intangible assets are stated at acquisition cost, less any accumulated amortization and any accumulated impairment losses.

The intangible assets acquired in a business combination are initially measured at their fair value as of the acquisition date.

The useful lives of intangible assets are assessed on a casebycase basis to be either finite or indefinite. Intangible assets with finite lives are amortized on a straight line basis over their estimated useful life and assessed for impairment whenever events or changes indicate that their carrying amount may not be recoverable. Intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment. The amortization charge on intangible assets is recognized in the consolidated statements of operations under “Amortization”.

Amortization methods and useful lives are revised annually at the end of each reporting period and, where appropriate, adjusted prospectively.

Customer bases

Customer bases acquired in a business combination are recognised at fair value at the acquisition date and have finite useful lives and are subsequently carried at cost less accumulated amortization, which has been estimated to be between seven and twelve years. The customer bases relate to all agreements, tacit or explicit, entered into between the Atento Group and the former owner of the Atento Group and between the Atento Group and other customers, in relation to the provision of services, and that were acquired as part of the business combinations indicated in Note 5.

Software

Software is measured at cost (at acquisition or development costs) and amortized on a straight line basis over its useful life, generally estimated to be between three and five years. Maintenance cost of software is expensed as incurred.

Development costs directly attributable to the design and creation of software that are identifiable and unique, and that may be controlled by the Group, are recognized as an intangible asset providing the following conditions are met:

• It is technically feasible for the intangible asset to be completed so that it will be available for use or sale.

• Management intends to complete the asset for use or sale.

• The Group has the capacity to use or sell the asset.

• It is possible to show evidence of how the intangible asset will generate probable future economic benefits.

• Adequate technical, financial and other resources are available to complete the development and to use or sell the intangible asset.

• The outlay attributable to the intangible asset during its development can be reliably determined.

Directly attributable costs capitalized in the value of the software include the cost of personnel developing the programs and an appropriate percentage of overheads.

Costs that do not meet the criteria listed above are recognized as an expense as incurred. Expenditure for an intangible asset that is initially recognized within expenses for the period may not be subsequently recognized as intangible assets.

Other intangible assets

Other intangible assets mainly include payment of loyalty incentives which are amortized on a straight line basis over the term of the agreements which range from four to ten years.

Description of accounting policy for property, plant and equipment [text block]

g) Property, plant and equipment

Property, plant and equipment are measured at cost, less accumulated depreciation and any impairment losses. Land is not depreciated.

Acquisition costs include, when appropriate, the initial estimates of decommissioning, withdrawal and site reconditioning costs when the Atento Group is obliged to bear this expenditure as a condition of using the assets. Repairs that do not prolong the useful life of the assets and maintenance costs are recognized directly in the statements of operations. Costs that prolong or improve the life of the asset are capitalized as an increase in the cost of the asset.

Property, plant and equipment acquired in a business combination are initially measured at fair value as of the acquisition date.

The Atento Group assesses the need to write down, if appropriate, the carrying amount of each item of property, plant and equipment to its period-end recoverable amount whenever there are indications that the assets’ carrying amount may not be fully recoverable through the generation of sufficient future revenue. The impairment allowance is reversed if the factors giving rise to the impairment cease to exist.

The depreciation charge for items of property, plant and equipment is recognized in the consolidated statements of operations under “Depreciation”.

Depreciation is calculated on a straight line basis over the useful life of the asset applying individual rates to each type of asset, which are reviewed at the end of each reporting period.

The useful lives generally used by the Atento Group are as follow:

Years of useful life
Buildings	5 - 40
Plant and machinery	3 - 6
Furniture, tools	1 - 10
Other tangible assets	5 - 8

Description of accounting policy for impairment of assets [text block]

h) Impairment of noncurrent assets

The Atento Group assesses as of each reporting date whether there is an indicator that a noncurrent asset may be impaired. If any such indicator exists, or when annual impairment testing for an asset is required (e.g. goodwill), the Atento Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of its fair value less costs to sell or its value in use. In assessing the value in use, the estimated future cash flow is discounted to its present value using a pretax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where the carrying amount of an asset exceeds its recoverable amount, the asset is considered to be impaired. In this case, the carrying amount is written down to its recoverable amount, and the resulting loss is recognized in the statements of operations. Future depreciation/amortization charges are adjusted to reflect the asset’s new carrying amount over its remaining useful life. Management analyzes the impairment of each asset individually, except in the case of assets that generate cash flow which are interdependent on those generated by other assets (cash generating units – “CGU”).

The Atento Group bases the calculation of impairment on the business plans of the various cash generating units to which the assets are allocated. These business plans cover five years. A long-term growth rate is calculated and applied to project future cash flows after the fifth year.

When there are new events or changes in circumstances that indicate that a previously recognized impairment loss no longer exists or has been decreased, a new estimate of the asset’s recoverable amount is made. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case, the carrying amount of the asset is increased to its recoverable amount. The reversal is limited to the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years. This reversal is recognized in the statements of operations and the depreciation charge is adjusted in future periods to reflect the asset’s revised carrying amount. Impairment losses relating to goodwill cannot be reversed in future periods.

Description of accounting policy for financial assets [text block]

i) Financial assets and liabilities

Financial assets

Upon initial recognition, the Atento Group classifies its financial assets into one of four categories: financial assets at fair value through profit or loss, loans and receivables, heldtomaturity investments and availableforsale financial assets. These classifications are reviewed at the end of each reporting period and modified if appropriate.

The Atento Group has classified all of its financial assets as loans and receivables, except for derivative financial instruments.

All purchases and sales of financial assets are recognized on the statement of financial position on the transaction date, i.e. when the commitment is made to purchase or sell the asset.

A financial asset is fully or partially derecognized from the statement of financial position only when:

  The rights to receive cash flow from the asset have expired.
  The Atento Group has assumed an obligation to pay the cash flow received from the asset to a third party or
  The Atento Group has transferred its rights to receive cash flow from the asset to a third party, thereby substantially transferring all of the risks and rewards of the asset.

Financial assets and financial liabilities are offset and presented on a net basis in the statement of financial position when a legally enforceable right exists to offset the amounts recognized and the Atento Group intends to settle the assets and liabilities net or to simultaneously realize the asset and cancel the liability.

Loans and receivables include fixedmaturity financial assets not listed in active markets and which are not derivatives. They are classified as current assets, except for those maturing more than twelve months after the reporting date, which are classified as noncurrent assets. Loans and receivables are initially recognized at fair value plus any transaction costs, and are subsequently measured at amortized cost, using the effective interest method. Interest calculated using the effective interest method is recognized under finance income in the statements of operations.

The Atento Group assesses at each reporting date whether a financial asset is impaired. Where there is objective evidence of impairment of a financial asset valued at amortized cost, the amount of the loss to be taken to the statements of operations is measured as the difference between the carrying amount and the present value of estimated future cash flow (without taking into account future losses), discounted at the asset’s original effective interest rate. The carrying amount of the asset is reduced and the amount of the impairment loss is expensed in the consolidated statements of operations.

Trade receivables

Trade receivables are amounts due from customers for the sale of services in the normal course of business. Receivables slated for collection in twelve months or less are classified as current assets; otherwise, the balances are considered noncurrent assets.

Trade receivables are recognized at the original invoice amount. An impairment provision is recorded when there is objective evidence of collection risk. The amount of the impairment provision is calculated as the difference between the carrying amount of the doubtful trade receivables and their recoverable amount. In general, cash flow relating to short-term receivables is not discounted.

Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and in banks, demand deposits and other highly liquid investments with an original maturity of three months or less, which are subject to an insignificant risk of changes in value.

Financial liabilities

Debt with third parties (Borrowing)

Debt with third parties is initially recorded at the fair value of the consideration received, less any directly attributable transaction costs. After initial recognition, these financial liabilities are measured at amortized cost using the effective interest method. Any difference between the cash received (net of transaction costs) and the repayment value is recognized in the statements of operations over the life of the debt. Debt with third parties is considered to be noncurrent when the maturity date is longer than twelve months from the reporting date, or when the Atento Group has full discretion to defer settlement for at least another twelve months from that date.

Financial liabilities are derecognized in the statement of financial position when the respective obligation is settled, cancelled or matures.

Trade payables

Trade payables are payment obligations in respect of goods or services received from suppliers in the ordinary course of business. Trade payables falling due in twelve months or less are classified as current liabilities; otherwise, the balances are considered as noncurrent liabilities.

Description of accounting policy for trade and other receivables [text block]

Trade receivables

Trade receivables are amounts due from customers for the sale of services in the normal course of business. Receivables slated for collection in twelve months or less are classified as current assets; otherwise, the balances are considered noncurrent assets.

Trade receivables are recognized at the original invoice amount. An impairment provision is recorded when there is objective evidence of collection risk. The amount of the impairment provision is calculated as the difference between the carrying amount of the doubtful trade receivables and their recoverable amount. In general, cash flow relating to short-term receivables is not discounted.

Description of accounting policy for determining components of cash and cash equivalents [text block]

Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and in banks, demand deposits and other highly liquid investments with an original maturity of three months or less, which are subject to an insignificant risk of changes in value.

Description of accounting policy for borrowing costs [text block]

Financial liabilities

Debt with third parties (Borrowing)

Debt with third parties is initially recorded at the fair value of the consideration received, less any directly attributable transaction costs. After initial recognition, these financial liabilities are measured at amortized cost using the effective interest method. Any difference between the cash received (net of transaction costs) and the repayment value is recognized in the statements of operations over the life of the debt. Debt with third parties is considered to be noncurrent when the maturity date is longer than twelve months from the reporting date, or when the Atento Group has full discretion to defer settlement for at least another twelve months from that date.

Financial liabilities are derecognized in the statement of financial position when the respective obligation is settled, cancelled or matures.

Description of accounting policy for trade and other payables [text block]

Trade payables

Trade payables are payment obligations in respect of goods or services received from suppliers in the ordinary course of business. Trade payables falling due in twelve months or less are classified as current liabilities; otherwise, the balances are considered as noncurrent liabilities.

Description of accounting policy for derivative financial instruments and hedging [text block]

j) Derivative financial instruments and hedging

Derivative financial instruments are initially recognized at their fair values on the date on which the derivative contract is entered into and are subsequently re-measured at their fair value.

Any gains or losses resulting from changes in the fair value of a derivative instrument are recorded in the statements of operations, except for the effective portion of cash flow hedges, which is recognized in other comprehensive income/(loss) and later reclassified to profit or loss when the hedge item affects the statements of operations.

At the inception of the derivative instrument contract, the Atento Group documents the relationship between the hedging instruments and the hedged items, as well as the risk management objectives and the strategy for groups of hedges. The Atento Group also documents its assessment, both at the inception of the hedge and throughout the term thereof, of whether the derivatives used are highly effective at offsetting changes in the fair value or cash flow of the hedged items.

The fair value of a hedging derivative is classified as a non-current asset or liability, as applicable, if the remaining maturity of the hedged item exceeds twelve months, otherwise it is classified as a current asset or liability.

For purpose of hedge accounting the Atento Group designates certain derivatives as either:

Cash flow hedges

Cash flow hedge is defined as a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability (such as all or some future interest payments on variable rate debt) or a highly probable forecast transaction that could affect profit or loss.

The effective portion of the gain or loss on the hedging instrument is recognized in other comprehensive income in the cash flow hedge reserve in equity. If a hedge of a forecast transaction subsequently results in the recognition of a financial asset or a financial liability, any gain or loss on the hedging instrument that was previously recognized directly in equity is recycled from reserves into the statements of operations in the same period(s) in which the financial asset or liability affects profit or loss.

Net investment hedges

Gains or losses on the hedging instrument relating to the effective portion of the hedge are recognized in other comprehensive income. Gains or losses relating to the ineffective portion are recognized in the statements of operations. Gains and losses accumulated in equity are included in the statements of operations when the foreign operation is partially disposed of or sold.

Description of accounting policy for issued capital [text block]

k) Share capital

The ordinary shares of the Company are classified in equity (see Note 19).

Issuance costs directly attributable to the issuance of new shares or options are deducted from the proceeds raised in equity, net of the tax effect.

Description of accounting policy for provisions [text block]

l) Provisions

Provisions are recognized when the Atento Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Provisions for restructuring include penalties for the cancellation of leases and other contracts, as well as employee termination payments. Provisions are not recognized for future operating losses.

When the Atento Group is virtually certain that some or all of a provision is to be reimbursed, for example under an insurance contract, a separate asset is recognized in the statement of financial position, and the expense relating to the provision is recorded in the statements of operations, net of the expected reimbursement.

Provisions are measured at the present value of expenditure expected to be required to settle the obligation, using a pretax rate that reflects current market assessments of the time value of money and the specific risks inherent to the obligation. Any increase in the provision due to the passage of time is recognized as a finance cost.

Contingent liabilities represent possible obligations to third parties, and existing obligations that are not recognized, given that it is not likely that an outflow of economic resources will be required in order to settle the obligation or because the amount cannot be reliably estimated. Contingent liabilities are not recognized on the consolidated statement of financial position unless they are recorded as part of a business combination.

Description of accounting policy for share-based payment transactions [text block]

m) Employee benefit

Sharebased payments

Atento S.A. has a sharebased compensation plan, under which the subsidiaries of Atento S.A. receive services from employees as consideration for the equity instruments of Atento S.A. The subsidiaries themselves are not party to any of the contracts; Atento S.A. settles these agreements. The plan offers various instruments (award agreements, stock options, restricted stock units, etc.), but so far only five types of restricted stock units (“RSUs”) have been granted to selected employees, being two on December 3, 2014, two on July 1, 2016 and one on July 3, 2017.

The fair value of the employee services received in exchange for the grant of the RSUs is recognized as an expense in the consolidated financial statements of Atento S.A. The total amount to be expensed is determined with reference to the fair value of the RSUs granted:

• Including any market performance conditions (for example, an entity’s share price);

• Excluding the impact of any service and nonmarket performance vesting conditions (for example, profitability, sales growth targets and remaining an employee of the entity over a specified time period); and

• Including the impact of any nonvesting conditions (for example, the requirement for employees to save or hold shares for a specific period of time).

At the end of each reporting period, the group revises its estimates of the number of RSUs that are expected to vest based on the nonmarket vesting conditions and service conditions. It recognizes the impact of the revisions to original estimates, if any, in the statements of operations, with a corresponding adjustment to equity.

When the RSUs vest, Atento S.A. issues new shares or buys them back in the market. The proceeds received, net of any directly attributable transaction costs, are credited to share capital (nominal value) and share premium.

The social security contributions payable in connection with the granting of the share options is considered an integral part of the grant itself, and the charge will be treated as a cashsettled transaction.

Description of accounting policy for termination benefits [text block]

Termination benefits

Termination benefits are paid to employees when the Atento Group decides to terminate their employment contracts prior to the usual retirement age or when the employee agrees to resign voluntarily in exchange for these benefits. The Atento Group recognizes these benefits as an expense for the year, at the earliest of the following dates: (a) when the Atento Group is no longer able to withdraw the offer for these benefits; or (b) when the Atento Group company recognizes the costs of a restructuring effort as per IAS 37, “Provisions, Contingent Liabilities and Contingent Assets”, and when this restructuring entails the payment of termination benefits. When benefits are offered in order to encourage the voluntary resignation of employees, termination benefits are measured on the basis of the number of employees expected to accept the offer. Benefits to be paid in more than twelve months from the reporting date are discounted to their present value.

Description of accounting policy for income tax [text block]

n) Income tax

The income tax expense includes all the expenses and credits arising from the corporate income tax levied on all the Atento Group companies.

Income tax expenses for each period represent the aggregate amounts of current and deferred taxes, if applicable.

Current tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to compute the amounts are those that are enacted at the reporting date in each country in which the Atento Group operates. The Atento Group determines deferred tax assets and liabilities by applying the tax rates that will be effective when the corresponding asset is received or the liability settled, based on tax rates and tax laws that are enacted (or substantively enacted) at the reporting date.

Deferred taxes are calculated on temporary differences arising from differences between the tax basis of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax assets also arise from unused tax credits and tax loss carryforwards.

The carrying amounts of deferred income tax assets are reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient future taxable profits will be available to allow all or part of that deferred tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax liabilities associated with investments in subsidiaries and branches are not recognized when the timing of the reversal can be controlled by the parent company, and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax relating to items directly recognized in equity is also recognized in equity. Deferred tax assets and liabilities resulting from business combinations are added to or deducted from goodwill.

Deferred tax assets and liabilities are offset only if a legally enforceable right exists to offset current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Description of accounting policy for recognition of revenue [text block]

o) Revenue and expenses

Revenue and expenses are recognized on the statements of operations on an accruals basis, i.e. when the services are rendered, regardless of when actual payment or collection occurs.

Revenue is measured at the fair value of the consideration received or to be received, and represents the amounts expected to be collected for services sold, net of discounts, returns and value added tax. Revenue is recognized when it can be reliably measured, when it is probable that the Group will receive a future economic benefit, and when certain conditions are met for each Group activity carried out.

Services revenues are recognized when services are rendered, when the revenue and costs of the services contract, can be reliably estimated, and it is probable that the related receivables will be recovered.

The Atento Group obtains revenue mainly from services provided to customer, recognizing the revenue when the call center services are performed or when certain contact center consulting work is carried out.

Expenses are recognized in the statements of operations an accrual basis, regardless of when actual payment or collection occurs.

The Atento Group’s incorporation, startup and research expenses, as well as expenses that do not qualify for capitalization under IFRS, are recognized in the consolidated statements of operations when incurred and classified in accordance with their nature.

Description of accounting policy for interest income and expense [text block]

p) Interest income and expenses

Interest expenses incurred in the construction of any qualified asset are capitalized during the time necessary to complete the asset and prepare it for the intended use. All other interest expenses are expensed as incurred.

Interest income is recognized using the effective interest method. When a loan or a receivable has been impaired, the carrying amount is reduced to the recoverable amount, discounting the estimated future cash flow at the instrument’s original effective interest rate and recognizing the discount as a decrease in interest income. Interest income on impaired loans is recognized when the cash is collected or on the basis of the recovery of the costs when the loan is secured.

Description of accounting policy for leases [text block]

q) Leases (as lessee)

The Atento Group rents certain properties. Leases where the lessor does not transfer substantially all of the risks and benefits of ownership of the asset are classified as operating leases. Operating lease payments are recognized as an expense in the statements of operations on a straight line basis over the lease term.

Those lease arrangements under which the Atento Group holds the significant risks and benefits inherent in owning the leased item are treated as finance leases. Finance leases are capitalized as an asset at the inception of the lease period and classified according to their nature. Finance leases are capitalized at the lower of the present value of the minimum lease payments agreed, and the fair value of the leased asset. Lease payments are proportionally allocated to the principal of the lease liability and to finance charges. Finance charges are reflected in the statements of operations over the lease term so as to achieve a constant rate of interest on the balance pending repayment in each period.

Description of accounting policy for explanation of sources of estimation uncertainty with significant risk of causing material adjustment

r) Critical accounting estimates and assumptions

The preparation of consolidated financial statements under IFRS as issued by the IASB requires the use of certain assumptions and estimates that affect the carrying amount of assets and liabilities within the next financial year.

Some of the accounting policies applied in preparing the accompanying consolidated financial statements required Management to apply significant judgments in order to select the most appropriate assumptions for determining these estimates. These assumptions and estimates are based on Management experience, the advice of consultants and experts, forecasts and other circumstances and expectations prevailing at year end. Management’s evaluation takes into account the global economic situation in the sector in which the Atento Group operates, as well as the future outlook for the business. By virtue of their nature, these judgments are inherently subject to uncertainty. Consequently, actual results could differ substantially from the estimates and assumptions used. Should this occur, the values of the related assets and liabilities would be adjusted accordingly.

Although these estimates were made on the basis of the best information available at each reporting date on the events analyzed, events that take place in the future might make it necessary to change these estimates in coming years. Changes in accounting estimates would be applied prospectively in accordance with the requirements of IAS 8, “Accounting Policies, Changes in Accounting Estimates and Errors”, recognizing the effects of the changes in estimates in the related consolidated statements of operations.

An explanation of the estimates and judgments that entail a significant risk of leading to a material adjustment in the carrying amounts of assets and liabilities is as follow:

Useful lives of property, plant and equipment and intangible assets

The accounting treatment of items of property, plant and equipment and intangible assets entails the use of estimates to determine their useful lives for depreciation and amortization purposes. In determining the useful life, it is necessary to estimate the level of use of assets as well as forecast technological trends in the assets. Assumptions regarding the level of use, the technological framework and the future development require a significant degree of judgment, bearing in mind that these aspects are rather difficult to foresee. Changes in the level of use of assets or in their technological development could result in a modification of their useful lives and, consequently, in the associated depreciation or amortization.

Impairment of goodwill

The Atento Group tests goodwill for impairment annually, in accordance with the accounting principle described in Note 3h. Goodwill is subject to impairment testing as part of the cashgenerating unit to which it has been allocated. The recoverable amounts of cashgenerating units defined in order to identify potential impairment in goodwill are determined on the basis of value in use, applying fiveyear financial forecasts based on the Atento Group’s strategic plans, approved and reviewed by Management. These calculations entail the use of assumptions and estimates, and require a significant degree of judgment. The main variables considered in the sensitivity analyses are growth rates, discount rates using the Weighted Average Cost of Capital (“WACC”) and the key business variables.

Deferred taxes

The Atento Group assesses the recoverability of deferred tax assets based on estimates of future earnings. The ability to recover these deferred amounts depends ultimately on the Atento Group’s ability to generate taxable earnings over the period in which the deferred tax assets remain deductible. This analysis is based on the estimated timing of the reversal of deferred tax liabilities, as well as estimates of taxable earnings, which are sourced from internal projections.

The appropriate classification of tax assets and liabilities depends on a series of factors, including estimates as to the timing and realization of deferred tax assets and the projected tax payment schedule. Actual income tax receipts and payments could differ from the estimates made by the Atento Group as a result of changes in tax legislation or unforeseen transactions that could affect the tax balances (see Note 20).

The Atento Group has recognized deferred tax assets corresponding to losses carried forward since, based on internal projections, it is probable that it will generate future taxable profits against which they may be utilized.

The carrying amount of deferred income tax assets is reviewed at each reporting date, and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of that deferred tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Provisions and contingencies

Provisions are recognized when the Atento Group has a present obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. This obligation may be legal or constructive, deriving from, inter alia, regulations, contracts, customary practice or public commitments that would lead third parties to reasonably expect that the Atento Group will assume certain responsibilities. The amount of the provision is determined based on the best estimate of the outflow of resources embodying economic benefit that will be required to settle the obligation, taking into account all available information as of the reporting date, including the opinions of independent experts such as legal counsel or consultants.

No provision is recognized if the amount of liability cannot be estimated reliably. In such cases, the relevant information is disclosed in the notes to the consolidated financial statements.

Given the uncertainties inherent in the estimates used to determine the amount of provisions, actual outflows of resources may differ from the amounts recognized originally on the basis of these estimates (see Note 21).

Fair value of derivatives

The Atento Group uses derivative financial instruments to mitigate risks, primarily derived from possible fluctuations in interest rates. Derivatives are recognized at the inception of the contract at fair value.

The fair values of derivative financial instruments are calculated on the basis of observable market data available, either in terms of market prices or through the application of valuation techniques. The valuation techniques used to calculate the fair value of derivative financial instruments include the discounting of future cash flow associated with the instruments, applying assumptions based on market conditions at the valuation date or using prices established for similar instruments, among others. These estimates are based on available market information and appropriate valuation techniques. The fair values calculated could differ significantly if other market assumptions and/or estimation techniques were applied.

Description of accounting policy for subsidiaries [text block]

s) Interest in subsidiaries

All subsidiaries are fully consolidated. Where necessary, the accounting policies of subsidiaries have been aligned to those adopted in the Atento Group.

The details of Atento Group subsidiaries at December 31, 2017 are as follow:

Name	Registered address	Line of business	% interest	Holding company
Atento Luxco Midco, S.à.r.l.	Luxembourg	Holding company	100	Atento S.A.
Atento Luxco 1 S.A.	Luxembourg	Holding company	100	Atento Luxco Midco, S.à.r.l
Atalaya Luxco 2. S.à.r.l.	Luxembourg	Holding company	100	Atento Luxco 1. S.A.
Atalaya Luxco 3. S.à.r.l.	Luxembourg	Holding company	100	Atento Luxco 1. S.A.
Atento Argentina. S.A	Buenos Aires (Argentina)	Operation of call centers	90	Atalaya Luxco 2. S.à.r.l.
			10	Atalaya Luxco 3. S.à.r.l.
Global Rossolimo. S.L.U	Madrid (Spain)	Holding company	100	Atento Spain Holdco. S.L.U.
Atento Spain Holdco. S.L.U	Madrid (Spain)	Holding company	100	Atento Luxco 1. S.A.
Atento Spain Holdco 6. S.L.U	Madrid (Spain)	Holding company	100	Atento Spain Holdco. S.L.U.
Atento Spain Holdco 2. S.A.U	Madrid (Spain)	Holding company	100	Atento Spain Holdco 6. S.L.U.
Atento Teleservicios España. S.A.U	Madrid (Spain)	Operation of call centers	100	Atento Spain Holdco 2. S.A.U.
Atento Servicios Técnicos y Consultoría S.A.U	Madrid (Spain)	Execution of technological projects and services, and consultancy services	100	Atento Teleservicios España S.A.U.
Atento Impulsa. S.A.U	Barcelona (Spain)	Management of specialized employment centers for disabled workers	100	Atento Teleservicios España S.A.U.
Atento Servicios Auxiliares de Contact Center. S.A.U	Madrid (Spain)	Execution of technological projects and services, and consultancy services	100	Atento Teleservicios España. S.A.U.
Atento B V	Amsterdam (Netherlands)	Holding company	100	Atento Spain Holdco 2. S.A.U.
Teleatento del Perú. S.A.C	Lima (Peru)	Operation of call centers	83.3333	Atento B.V.
			(Class A)
			16.6667	Atento Holding Chile. S.A.
			(Class B)
Woknal. S.A.	Montevideo (Uruguay)	Operation of call centers	100	Atento B.V.
Atento Colombia. S.A.	Bogotá DC (Colombia)	Operation of call centers	94.97871	Atento B.V.
			0.00424	Atento Servicios Auxiliares de Contact Center. S.L.U.
			0.00854	Atento Servicios Técnicos y Consultoría. S.L.U.
			5.00427	Atento Teleservicios España. S.A.U.
			0.00424	Teleatento del Perú SAC.
Atento Holding Chile. S.A.	Santiago de Chile (Chile)	Holding company	99.9999	Atento B.V.
			0.0001	Atento Spain Holdco 2
Atento Chile. S.A.	Santiago de Chile (Chile)	Operation of call centers	99.99	Atento Holding Chile. S.A.
			0.01	Atento B.V.
Atento Educación Limitada	Santiago de Chile (Chile)	Operation of call centers	99	Atento Chile. S.A.
			1	Atento Holding Chile. S.A.
Atento Centro de Formación Técnica Limitada	Santiago de Chile (Chile)	Operation of call centers	99	Atento Chile. S.A.
			1	Atento Holding Chile. S.A.
Atento Spain Holdco 4. S.A.U	Madrid (Spain)	Holding company	100	Atento Spain Holdco. S.L.U.
Atento Brasil. S.A	São Paulo (Brazil)	Operation of call centers	99.999	Atento Spain Holdco 4. S.A.U.
			0.001	Atento Spain Holdco. S.L.U.
R Brasil Soluções S.A.	São Paulo (Brazil)	Operation of call centers	81.4885	Atento Brasil. S.A.
			9.25	Flávio Luiz Rossetto
			9.25	Jorge Luiz Rossetto
Atento Spain Holdco 5. S.L.U	Madrid (Spain)	Holding company	100	Atento Spain Holdco. S.L.U.
Atento Mexico Holdco S. de R.L. de C.V.	Mexico	Holding company	99.966	Atento Spain Holdco 5. S.L.U.
			0.004	Atento Spain Holdco. S.L.U.
Atento Puerto Rico. Inc.	Guaynabo (Puerto Rico)	Operation of call centers	100	Atento Mexico Holdco S. de R.L. de C.V.
Contact US Teleservices Inc.	Houston, Texas (USA)	Operation of call centers	100	Atento Mexico Holdco S. de R.L. de C.V.
Atento Panamá. S.A.	Panama City	Operation of call centers	100	Atento Mexico Holdco S. de R.L. de C.V.
Atento Atención y Servicios. S.A. de C.V.	Mexico City (Mexico)	Administrative, professional and consultancy services	99.998	Atento Mexico Holdco S. de R.L. de C.V.
			0.002	Atento Servicios. S.A. de C.V.
Atento Servicios. S.A. de C.V.	Mexico City (Mexico)	Sale of goods and services	99.998	Atento Mexico Holdco S. de R.L. de C.V.
			0.002	Atento Atención y Servicios. S.A. de C.V.
Atento Centroamérica. S.A.	Guatemala (Guatemala)	Holding company	99.9999	Atento Mexico Holdco S. de R.L. de C.V.
			0.0001	Atento El Salvador S.A. de C.V.
Atento de Guatemala. S.A.	Guatemala (Guatemala)	Operation of call centers	99.99999	Atento Centroamérica. S.A.
			0.00001	Atento El Salvador S.A. de C.V.
Atento El Salvador. S.A. de C.V.	City of San Salvador (El Salvador)	Operation of call centers	7.4054	Atento Centroamerica. S.A.
			92.5946	Atento de Guatemala. S.A.
Atento Nicaragua S.A.	Nicaragua	Operation of call centers	4.35	Atento Centroamerica. S.A.
			95.65	Atento Mexico Holdco S. de R.L. de C.V.
Atento Costa Rica S.A.	Costa Rica	Operation of call centers	99.999	Atento Mexico Holdco S. de R.L. de C.V.
			0.0001	Atento Centroamerica. S.A.
Interservicer - Serviços de BPO Ltda	São Paulo (Brasil)	Operation of call centers	50.00002	Nova Interfile e Holding Ltda.
Interfile Serviços de BPO Ltda.	São Paulo (Brasil)	Operation of call centers	50.00002	Nova Interfile e Holding Ltda.
Nova Interfile Holding Ltda.	São Paulo (Brasil)	Holding company	100	Atento Brasil. S.A.

At December 31, 2015, 2016 and 2017, none of the Group’s subsidiaries is listed on a stock exchange, except for Atento Luxco 1 S.A., which has debt securities listed in the International Stock Exchange (TISE) in Guernsey. All subsidiaries use year-end December 31 as their reporting date.

Description of accountng policy for disclosure of expected impact of initial application of new standards or interpretations [text block]

t) New and amended standards adopted by the Group

The Group has applied the following standards and amendments for the first time for their annual reporting period commencing on or after January 1, 2017:

  Recognition of Deferred Tax Assets for Unrealised Losses – Amendments to IAS 12; and
  Disclosure Initiative – Amendments to IAS 7.

The adoption of these amendments did not have any material impact on the current period or any prior period and is not likely to affect future periods.

u) New standards and interpretations not yet adopted

Certain new accounting standards and interpretations have been published that are not mandatory for December 31, 2017 reporting periods and have not been early adopted by the Group. The Group’s assessment of the impact of these new standards and interpretations is set out below:

Title of standard

IFRS 9 Financial Instruments

Nature of change

IFRS 9 addresses the classification, measurement and recognition of financial assets and financial liabilities, introduces new rules for hedge accounting and a new impairment model for financial assets.

Impact

The Group has reviewed its financial assets and liabilities and is expecting the following impact from the adoption of the new standard on January 1, 2018:

Financial assets

The Company’s loans and receivables as per IAS 39 that are held to collect contractual cash flows that solely represent payments and interest satisfy the conditions for classification as at amortized cost for IFRS 9 and hence there will be no change to the accounting for these assets.

We also expect no changes for derivatives, that as per IAS 39 are classified at fair value through profit or loss (unless they are designated as hedges) and would appear to be classified as FVPL as per IFRS 9.

Accordingly, the Atento Group does not expect the new guidance to have a significant impact on the classification and measurement of its financial assets.

Financial liabilities

There will be no impact on the Atento Group’s accounting for financial liabilities, as the new requirements only affect the accounting for financial liabilities that are designated at fair value through profit or loss and the Atento Group does not have such liabilities other than derivatives, that as per IAS 39 are classified at fair value through profit or loss (unless they are designated as hedges) and will be classified as FVPL (fair value through profit or loss) as per IFRS 9. The derecognition rules have been transferred from IAS 39 Financial Instruments: Recognition and Measurement and have not been changed.

The new hedge accounting rules will align the accounting for hedging instruments more closely with the Atento Group’s risk management practices. As a general rule, more hedge relationships might be eligible for hedge accounting, as the standard introduces a more principles-based approach. The Atento Group’s current hedge relationships will qualify as continuing hedges upon the adoption of IFRS 9. Accordingly, the Atento Group does not expect a significant impact on the accounting for its hedging relationships.

The new impairment model requires the recognition of impairment provisions based on expected credit losses (ECL) rather than only incurred credit losses as is the case under IAS 39. It applies to financial assets classified at amortized cost, debt instruments measured at FVOCI (fair value through other comprehensive income), contract assets under IFRS 15 Revenue from Contracts with Customers, lease receivables, loan commitments and certain financial guarantee contracts. Management does not expect a significant increase in the credit losses, as well as losses on investments held at amortized cost.

The new standard also introduces expanded disclosure requirements and changes in presentation. These are expected to change the nature and extent of the Atento Group’s disclosures about its financial instruments particularly in 2018.

Mandatory application date/ Date of adoption by the Group

Must be applied for financial years commencing on or after January 1, 2018.

The Group will apply the new rules retrospectively from January 1, 2018, with the practical expedients permitted under the standard. Comparatives for 2017 will not be restated.

Title of standard

IFRS 15 Revenue from Contracts with Customers

Nature of change

The IASB has issued a new standard for the recognition of revenue. This will replace IAS 18 which covers contracts for goods and services and IAS 11 which covers construction contracts.

The new standard is based on the principle that revenue is recognised when control of a good or service transfers to a customer.

Impact

Management has assessed the effects of applying the new standard on the Atento Group’s financial statements and has identified the following services that are likely to be affected:

  Accounting for certain costs incurred in fulfilling a contract – certain costs which are currently expensed may need to be recognised as an asset under IFRS 15.

  Variable consideration – IFRS 15 establishes that the Atento Group includes in the transaction price of services the amount of variable consideration estimated only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur. Some contracts with customer may be impacted for this requirement due to the existence of clauses containing service level requirements, trade discounts, penalties or volume rebates. This could result in different amounts being recognized and/or delay the recognition of a portion of the revenue.

  Presentation disclosure - IFRS 15 provides presentation and disclosure requirements, which are more detailed than under current IFRS. The presentation requirements represent a significant change from current practice and significantly increases the volume of disclosures required in Atento Group’s financial statements. Many of the disclosure requirements in IFRS 15 are completely new. The Atento Group is reassessing its systems, internal controls, policies and procedures necessary to collect and disclose the required information.

The Atento’s Group continue to evaluate customer contracts to determine the estimated variable consideration as disclosed above. Based on the assessment conducted in 2017, the Company and its subsidiaries do not foresee a significant impact through the adoption of IFRS 15.

Mandatory application date/ Date of adoption by the Group

The Group intends to adopt the standard using the modified retrospective approach as of January 1, 2018 and the comparatives will not be restated.

Title of standard

IFRS 16 Leases

Nature of change

IFRS 16 was issued in January 2016. It will result in almost all leases being recognised on the balance sheet, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognised. The only exceptions are short-term and low-value leases.

The accounting for lessors will not significantly change.

Impact

The standard will affect primarily the accounting for the Atento Group’s operating leases. As at the reporting date, the Atento Group has operating lease commitments of 240,113 thousand U.S. dollars. However, the Atento Group has not yet determined to what extent these commitments will result in the recognition of an asset and a liability for future payments and how this will affect the Atento Group’s profit and classification of cash flows.

Some of the commitments may be covered by the exception for short-term and low-value leases and some commitments may relate to arrangements that will not qualify as leases under IFRS 16.

Mandatory application date/ Date of adoption by group

Mandatory for financial years commencing on or after January 1, 2019. At this stage, the Atento Group does not intend to adopt the standard before its effective date.

Title of standard

IFRS 2 Classification and Measurement of Share-based Payment Transactions — Amendments to IFRS 2

Key requirements

The IASB issued amendments to IFRS 2 Share-based Payment that address three main areas:

  the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction;

  the classification of a share-based payment transaction with net settlement features for withholding tax obligations; and

  accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled.

Mandatory application date/ Date of adoption by group

On adoption, entities are required to apply the amendments without restating prior periods, but retrospective application is permitted if elected for all three amendments and other criteria are met. The amendments are effective for annual periods beginning on or after January 1, 2018, with early application permitted.

Expected date of adoption by the Atento Group is January 1, 2018.

Title of standard

IFRIC Interpretation 22 Foreign Currency Transactions and Advance Consideration

Key requirements

The Interpretation clarifies that, in determining the spot exchange rate to use on initial recognition of the related asset, expense or income (or part of it) on the derecognition of a non-monetary asset or non-monetary liability relating to advance consideration, the date of the transaction is the date on which an entity initially recognises the non-monetary asset or non-monetary liability arising from the advance consideration. If there are multiple payments or receipts in advance, then the entity must determine the transaction date for each payment or receipt of advance consideration. Entities may apply the amendments on a fully retrospective basis.

Mandatory application date/ Date of adoption by group

Alternatively, an entity may apply the Interpretation prospectively to all assets, expenses and income in its scope that are initially recognised on or after:

(i) The beginning of the reporting period in which the entity first applies the interpretation; or

(ii) The beginning of a prior reporting period presented as comparative information in the financial statements of the reporting period in which the entity first applies the interpretation.

The Interpretation is effective for annual periods beginning on or after January 1, 2018. Early application of interpretation is permitted and must be disclosed.

Expected date of adoption by the Atento Group is January 1, 2018.

Title of standard

IFRIC Interpretation 23 Uncertainty over Income Tax Treatment

Key requirements

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments.

The Interpretation specifically addresses the following:

  Whether an entity considers uncertain tax treatments separately;

  The assumptions an entity makes about the examination of tax treatments by taxation authorities;

  How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates;

  How an entity considers changes in facts and circumstances.

Mandatory application date/ Date of adoption by group

An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed.

The interpretation is effective for annual reporting periods beginning on or after January 1, 2019, but certain transition reliefs are available. The Group will apply interpretation from its effective date.